Shareholders' equity - Ordinary shares purchased on market (Details) - Ordinary shares	6 Months Ended
Mar. 31, 2025 $ / shares shares
Share-based payments
Net number of ordinary shares purchased on market	2,925,798
Employee Share Plan (ESP)
Share-based payments
Net number of ordinary shares purchased on market	807,480
Average share price, ordinary shares | $ / shares	$ 31.77
Westpac Equity Incentive Plan (EIP) - Restricted Shares
Share-based payments
Net number of ordinary shares purchased on market	1,782,131
Average share price, ordinary shares | $ / shares	$ 32.32
Westpac Performance Plan (WPP) - share rights exercised
Share-based payments
Net number of ordinary shares purchased on market	10,221
Average share price, ordinary shares | $ / shares	$ 32.82
Westpac EIP - Unhurdled share rights exercised
Share-based payments
Net number of ordinary shares purchased on market	13,812
Average share price, ordinary shares | $ / shares	$ 33.65
Westpac on-market share purchase for future share rights exercises and restricted shares allocations
Share-based payments
Net number of ordinary shares purchased on market	312,154
Average share price, ordinary shares | $ / shares	$ 31.35